Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income tax benefit (expense) computed at statutory rate	$ (103)	$ (483)	$ (1,229)
Tax credit	32	37	29
Statutory tax rate difference	9	141	433
Changes in valuation allowance	(84)	(14)	0
Benefits from tax holidays	45	29	45
Nontaxable or nondeductible items	(8)	(12)	6
Effect in changes in tax laws or rates enacted during the current period	(3)	0	149
Change in unrecognized tax benefits	(82)	(3)	(8)
Other tax and credits	(26)	(8)	34
Income tax benefit (expense)	$ (220)	$ (313)	$ (541)
Percent
Income tax benefit (expense) computed at statutory rate	25.80%	25.80%	25.80%
Effect in changes in tax laws or rates enacted during the current period	0.90%
Change in unrecognized tax benefits	20.30%
Effective tax rate	54.90%	17.00%	11.00%
France
Amount
Tax credit	$ 32
Share based payment awards	(5)
Other adjustments	$ (11)
Percent
Tax credit	(8.00%)
Share based payment awards	1.00%
Other adjustments	2.80%
Switzerland
Amount
Other adjustments	$ (9)
Statutory tax rate difference	(17)
Changes in valuation allowance	$ (80)
Percent
Other adjustments	2.30%
Statutory tax rate difference	4.30%
Changes in valuation allowance	20.10%
Singapore
Amount
Statutory tax rate difference	$ 15
Benefits from tax holidays	$ 20
Percent
Statutory tax rate difference	(3.70%)
Benefit from tax holidays	(4.90%)
Hong Kong
Amount
Statutory tax rate difference	$ 7
Other	$ 13
Percent
Statutory tax rate difference	(1.80%)
Other	(3.10%)
Malaysia
Amount
Benefits from tax holidays	$ 15
Percent
Benefit from tax holidays	(3.80%)
Philippines
Amount
Benefits from tax holidays	$ 6
Percent
Benefit from tax holidays	(1.50%)
Other Jurisdictions
Amount
Statutory tax rate difference	$ 5
Changes in valuation allowance	$ 6
Percent
Statutory tax rate difference	(1.20%)
Changes in valuation allowance	(1.40%)
The Netherlands
Amount
Tax credit	$ 0
Share based payment awards	(4)
Other adjustments	(9)
Changes in valuation allowance	(9)
Benefits from tax holidays	4
Other	(5)
Nontaxable or nondeductible items	$ (6)
Percent
Tax credit	0.00%
Share based payment awards	1.00%
Other adjustments	1.90%
Changes in valuation allowance	2.30%
Benefit from tax holidays	(0.50%)
Other	1.30%
Nontaxable or nondeductible items	1.40%